Bank Loans and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Detailed Information About Borrowings

	At December 31, (1)
(in millions of Mexican pesos)	2020		2021		2022		2023		2024		2025 and Thereafter		Carrying Value at December 31, 2019		Fair Value at December 31, 2019		Carrying Value at December 31, 2018 (1)
Short-term debt:
Fixed rate debt:
Colombian pesos
Bank loans	Ps.	769	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	769	Ps.	769	Ps.	—
Interest rate		5.1%		—		—		—		—		—		5.1%		—		—
Argentine pesos
Bank loans		126		—		—		—		—		—		126		126		157
Interest rate		63.5%		—		—		—		—		—		63.5%		—		36.8%
Chilean pesos
Bank loans		977		—		—		—		—		—		977		977		594
Interest rate		2.6%		—		—		—		—		—		2.6%		—		3.2%
U.S. dollars
Bank loans		1,038		—		—		—		—		—		1,038		1,038		—
Interest rate		2.6%		—		—		—		—		—		2.6%		—		—
Capital leases		—		—		—		—		—		—		—		—		10
Interest rate		—		—		—		—		—		—		—		—		3.3%
Uruguayan pesos
Bank loans		63		—		—		—		—		—		63		63		771
Interest rate		11.6%		—		—		—		—		—		11.6%		—		10%
Variable rate debt:
Mexican pesos										x
Bank loans		100		—		—		—		—		—		100		100		450
Interest rate		7.9%		—		—		—		—		—		7.9%		—		9.2%
Colombian pesos
Bank loans		431		—		—		—		—		—		431		431		454
Interest rate		4.7%		—		—		—		—		—		4.7%		—		5.6%
Argentine pesos
Bank loans		32		—		—		—		—		—		32		32		—
Interest rate		54.3%		—		—		—		—		—		54.3%		—		—
Brazilian reals
Bank loans		399		—		—		—		—		—		399		399		—
Interest rate		9.4%		—		—		—		—		—		9.4%		—		—

Total short-term debt	Ps.	3,935	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	3,935	Ps.	3,935	Ps.	2,436

(in millions of Mexican pesos)	2020		2021		2022		2023		2024		2025 and Thereafter		Carrying Value at December 31, 2019		Fair Value at December 31, 2019		Carrying Value at December 31, 2018 (1)
Long-term debt:
Fixed rate debt:
Euro
Senior unsecured notes	Ps.	—	Ps.	—	Ps.	—	Ps.	21,046	Ps.	—	Ps.	—	Ps.	21,046	Ps.	22,181	Ps.	22,439
Interest rate		—		—		—		1.7%		—		—		1.7%		—		1.7%
U.S. dollars
Yankee bond		9,421		—		—		16,840		—		11,314		37,575		41,231		39,204
Interest rate		4.6%		—		—		3.9%		—		5.3%		4.5%		—		4.5%
U.S. dollars Promissory Note		—		—		—		—		—		—		—		—		4,652
Interest rate (1)		—		—		—		—		—		—		—		—		0.4%
Bank of NY (FEMSA USD 2023)		—		—		—		5,593		—		—		5,593		5,715		5,849
Interest rate (1)		—		—		—		2.9%		—		—		2.9%		—		2.9%
Bank of NY (FEMSA USD 2043)		—		—		—		—		—		12,943		12,943		14,611		13,504
Interest rate (1)		—		—		—		—		—		4.4%		4.4%		—		4.4%
Bank loans		439		437		437		436		436		—		2,185		2,185		—
Interest rate		3.6%		3.6%		3.6%		3.6%		3.6%		—		3.6%		—		—
Mexican pesos
Domestic senior notes		—		2,499		—		7,496		—		8,489		18,484		18,066		18,481
Interest rate		—		8.3%		—		5.5%		—		7.9%		6.9%		—		6.9%
Bank loans		49		31		20		12		3		—		115		116		77
Interest rate		8.2%		9.3%		11.0%		11.0%		11.0%		—		9.3%		—		6.4%
Brazilian reais
Bank loans		118		197		61		35		23		—		434		434		545
Interest rate		5.9%		8.8%		6.1%		6.4%		6.6%		—		7.3%		—		6.0%
Chilean pesos
Capital leases		26		14		—		—		—		—		40		39		—
Interest rate		3.5%		3.2%		—		—		—		—		3.4%		—		—
Uruguayan pesos
Bank loans		477		788		—		—		—		—		1,265		1,265		573
Interest rate		10.2%		9.9%		—		—		—		—		5.8%		—		10.2%

Subtotal	Ps.	10,530	Ps.	3,966	Ps.	518	Ps.	51,458	Ps.	462	Ps.	32,746	Ps.	99,680	Ps.	105,842	Ps.	105,405

(1) All interest rates shown in this table are weighted average contractual annual rates.

(in millions of Mexican pesos)	2020		2021		2022		2023		2024		2025 and Thereafter		Carrying Value at December 31, 2019		Fair Value at December 31, 2019		Carrying Value at December 31, 2018 (1)
Variable rate debt:
U.S. dollars
Bank loans	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	4,025
Interest rate (1)		—		—		—		—		—		—		—		—		3.3%
Mexican pesos
Domestic senior notes		—		—		1,459		—		—		—		1,459		1,385		1,497
Interest rate (1)		—		—		8.0%		—		—		—		8.0%		—		8.6%
Bank Loans		263		119		81		34		9		9,358		9,864		9,864		10,731
Interest rate (1)		8.5%		9.0%		8.9%		9.0%		9.5%		8.2%		8.4%		—		8.6%
Brazilian reais
Bank loans		184		52		6		—		—		—		242		242		505
Interest rate		7.8%		7.8%		7.8%		—		—		—		7.8%		—		9.5%
Notes payable (2)		—		—		—		—		—		—		—		—		5
Interest rate		—		—		—		—		—		—		—		—		0.4%
Colombian pesos
Bank loans		417		4		1		—		—		—		422		422		848
Interest rate		5.7%		6.8%		6.8%		—		—		—		5.7%		—		5.7%
Chilean pesos
Bank loans		875		577		593		304		—		—		2,349		2,348		3,212
Interest rate		3.9%		4.0%		4.3%		4.1%		—		—		4.1%		—		4.1%

Subtotal	Ps.	1,739	Ps.	752	Ps.	2,140	Ps.	338	Ps.	9	Ps.	9,358	Ps.	14,336	Ps.	14,261	Ps.	20,823

Total long-term debt	Ps.	12,269	Ps.	4,718	Ps.	2,658	Ps.	51,796	Ps.	471	Ps.	42,104	Ps.	114,016	Ps.	120,103	Ps.	126,228

Current portion of long term debt														(12,269)				(11,238)

													Ps.	101,747			Ps.	114,990

(1)	All interest rates shown in this table are weighted average contractual annual rates.
(2)
Promissory note denominated and payable in Brazilian reais; however, it is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar.

Summary of Financial Instruments by Type of Interest Rate

Hedging Derivative Financial Instruments (1)	2020		2021		2022		2023		2024		2025 and Thereafter	Total 2019		Total 2018
	(notional amounts in millions of Mexican pesos)
Cross currency swaps:
U.S. dollars to Mexican pesos
Fixed to variable (3)	Ps.	—	Ps.	—	Ps.	—	Ps.	11,403	Ps.	—	—	Ps.	11,403	Ps.	11,403
Interest pay rate		—		—		—		8.8%		—	—		8.8%		9.8%
Interest receive rate		—		—		—		4.0%		—	—		4.0%		4.0%
Fixed to fixed		9,423		—		—		2,963		—	6,596		18,982		19,768
Interest pay rate		9.0%		—		—		7.6%		—	9.7%		9.0%		9.1%
Interest receive rate		3.9%		—		—		3.9%		—	4.0%		3.9%		3.9%
Fixed to fixed (2)
Interest pay rate		—		—		—		—		—	9.4%		9.4%		—
Interest receive rate		—		—		—		—		—	4.4%		4.4%		—
U.S. dollars to Brazilian reais
Fixed to variable		—		—		—		—		—	—		—		4,652
Interest pay rate		—		—		—		—		—	—		—		4.7%
Interest receive rate		—		—		—		—		—	—		—		0.4%
Fixed to fixed		4,365		—		—		—		—	—		4,365		4,559
Interest pay rate		8.3%		—		—		—		—	—		8.3%		8.3%
Interest receive rate		2.9%		—		—		—		—	—		2.9%		2.9%
Variable to fixed		—		—		—		9,046		—	—		9,046		13,483
Interest pay rate		—		—		—		9.5%		—	—		9.5%		9.0%
Interest receive rate		—		—		—		3.9%		—	—		3.9%		3.6%
Chilean pesos
Variable to fixed		163		—		—		—		—	—		163		364
Interest pay rate		6.9%		—		—		—		—	—		6.9%		6.9%
Interest receive rate		4.7%		—		—		—		—	—		4.7%		4.6%

Interest rate swap:
Mexican pesos
Variable to fixed rate:		—		405		414		1,367		2,167	—		4,353		2,847
Interest pay rate		—		7.6%		6.6%		5.8%		3.6%	—		4.9%		6.3%
Interest receive rate		—		2.8%		4.9%		4.1%		3.7%	—		3.9%		4.0%
Variable to fixed rate (3) :
Interest pay rate		—		—		—		7.2%		—	—		7.2%		7.2%
Interest receive rate		—		—		—		8.8%		—	—		8.8%		9.8%

(1)	All interest rates shown in this table are weighted average contractual annual rates.
(2)	Cross Currency swaps which covers U.S. dollars to Mexican pesos with a notional of Ps.8,869, that have a starting date in 2023; receiving a fixed rate of 4.4% and pay a variable rate of 9.4%.
(3)
Interest rate swaps with a notional amount of Ps. 11,403 that receive a variable rate of 8.8% and pay a fixed rate of 7.2%; joined with a cross currency swap, which covers U.S. dollars to Mexican pesos, that receives a fixed rate of 4.0% and pay a variable rate of 8.8%.

Summary of Interest Expense
For the years ended December 31, 2019, 2018 and 2017, the interest expense is comprised as follows:

	2019		2018		2017
Interest on debts and borrowings	Ps.	6,434	Ps.	6,760	Ps.	6,377
Capitalized interest		—		(5)		(10)
Finance charges for employee benefits		382		373		317
Derivative instruments		2,300		2,649		4,339
Finance operating charges		243		48		69
Finance charges payable for leases		4,774		—		—

	Ps.	14,133	Ps.	9,825	Ps.	11,092

Summary of Liabilities Arising from Financing Activities
19.1 Reconciliation of liabilities arising from financing activities

	Carrying Value at January 1, 2019		Cash Flows		Non-cash flows								Carrying Value at December 31, 2019
					Acquisition		New leases		Foreign Exchange Income (Loss)		Others
Bank loans	Ps.	22,944	Ps.	(2,999)	Ps.	1,917	Ps.	—	Ps.	(397)	Ps.	(658)	Ps.	20,807
Notes payable		105,720		(5,022)		—		—		(1,244)		(2,310)		97,144

Total liabilities from financing activities		128,664		(8,021)		1,917		—		(1,641)		(2,968)		117,951

Financial leases		50,220		(8,848)		2,187		7,490		(10)		3,640		54,679

Total financing activities	Ps.	178,884	Ps.	(16,869)	Ps.	4,104	Ps.	7,490	Ps.	(1,651)	Ps.	672	Ps.	172,630

	Carrying Value at December 31, 2017		Cash Flows		Non-cash flows								Carrying Value at December 31, 2018
					Acquisition		New leases		Foreign Exchange Movement		Others
Bank loans	Ps.	13,669	Ps.	8,313	Ps.	1,147	Ps.	—	Ps.	417	Ps.	(602)	Ps.	22,944
Notes payable		117,551		(9,314)		—		—		(769)		(1,840)		105,628
Lease liabilities		128		(26)		—		—		(10)		—		92

Total liabilities from financing activities		131,348		(1,027)		1,147		—		(362)		(2,442)		128,664

	Carrying Value at December 31, 2016		Cash Flows		Non-cash flows								Carrying Value at December 31, 2017
					Acquisition		New leases		Foreign Exchange Movement		Others
Bank loans	Ps.	14,497	Ps.	(949)	Ps.	—	Ps.	—	Ps.	190	Ps.	(69)	Ps.	13,669
Notes payable		123,859		(3,574)		—		—		4,954		(7,688)		117,551
Lease liabilities		892		(8)		—		—		—		(756)		128

Total liabilities from financing activities		139,248		(4,531)		—		—		5,144		(8,513)		131,348